Fair Value Measurements Fair Value Measurements - Debt Instrument FV (Details) - USD ($) $ in Millions	Jul. 01, 2016	Jul. 03, 2015
Debt Instrument [Line Items]
Long Term debt, including current portion	$ 16,994	$ 2,301
Secured Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Instrument [Line Items]
Long Term debt, including current portion	1,875
Long-term Debt, Fair Value	2,044
Unsecured Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Instrument [Line Items]
Long Term debt, including current portion	3,350
Long-term Debt, Fair Value	3,575
Term Loan A [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Instrument [Line Items]
Long Term debt, including current portion	4,125
Long-term Debt, Fair Value	4,161
U.S. Term Loan B [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Instrument [Line Items]
Long Term debt, including current portion	3,750
Long-term Debt, Fair Value	3,773
Euro Term Loan B [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Instrument [Line Items]
Long Term debt, including current portion	987
Long-term Debt, Fair Value	981
Bridge Loan [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Instrument [Line Items]
Long Term debt, including current portion	3,000
Long-term Debt, Fair Value	$ 3,000